UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

January 27, 2026 to February 25, 2026

Commission File Number of issuing entity: 333-185882-03

Central Index Key Number of issuing entity: 0001576709

Sequoia Mortgage Trust 2013-7

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-185882-01

Central Index Key Number of depositor: 0001176320

Sequoia Residential Funding, Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001530239

RWT Holdings, Inc.

(Exact name of sponsor as specified in its charter)

Jeremy P. Strom

(720) 627-8472

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3906841

38-3906842

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street Trading, 4th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒

A-2	☐	☐	☒

A-IO1	☐	☐	☒

A-IO2	☐	☐	☒

B-1	☐	☐	☒

B-2	☐	☐	☒

B-3	☐	☐	☒

B-4	☐	☐	☒

B-5	☐	☐	☒

LT-R	☐	☐	☒

R	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

Explanatory Note:

On April 7, 2026, a revision was made to the monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2013-7, relating to the February 25, 2026 distribution (the “Report”). The Collateral Performance - Delinquency and Loan Status History schedule on page 10 of the Report was revised to reflect that a loan with a balance of $313,516, as of February 25, 2026, is in bankruptcy, which was omitted from the original Report and is now reported as of February 25, 2026.

The revised distribution report is attached as Exhibit 99.1 to this Form 10-D/A. Please see Item 10, Exhibit 99.1 for the related information.

No other changes have been made to the Form 10-D filed April 20, 2026 other than the change described above. This Form 10-D/A does not reflect events that may have occurred subsequent to the original filing date, and does not modify or update in any way other disclosures made in the original Form 10-D.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On February 25, 2026, a distribution was made to holders of the certificates issued by Sequoia Mortgage Trust 2013-7.

The distribution report is attached as Exhibit 99.1 to this Form 10-D/A.

No assets securitized by Sequoia Residential Funding, Inc. (the “Depositor”) and held by Sequoia Mortgage Trust 2013-7 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from January 27, 2026 to February 25, 2026.

RWT Holdings, Inc. (the “Securitizer”), an affiliate of the Depositor, is the sponsor and the Securitizer of assets held by Sequoia Mortgage Trust 2013-7. The Securitizer filed its first Form ABS-15G on February 6, 2012, and most recently filed its Form ABS-15G on February 6, 2026. The CIK number of the Securitizer is 0001530239.

PART II – OTHER INFORMATION

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1): Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2013-7, relating to the February 25, 2026 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D/A are listed above and in the Exhibit Index that immediately follows the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2013-7, relating to the February 25, 2026 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Sequoia Residential Funding, Inc.
(Depositor)

/s/ Jeremy P. Strom
Jeremy P. Strom, President & Senior Officer in Charge of Securitization

Date: April 21, 2026